Deposits	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Banking and Thrift [Abstract]
Deposits

Note 6—Deposits

Domestic time deposits $250,000 and over were $371.3 million and $318.8 million at September 30, 2017 and December 31, 2016, respectively. There were no foreign time deposits at either September 30, 2017 or December 31, 2016.

Note 7—Deposits

Domestic time deposits $250,000 and over were $318.8 million and $299.4 million at December 31, 2016 and 2015, respectively. There were no foreign time deposits at either December 31, 2016 or 2015.

At December 31, 2016, the scheduled maturities of time deposits included in interest-bearing deposits were as follows.

Year	Amount (in thousands)
2017	$812,045
2018	283,975
2019	303,020
2020	35,112
2021	19,512
Thereafter	31

Total	$1,453,695